Divestiture of Orthobiologics Business (Tables)	12 Months Ended
Dec. 31, 2022
Divestiture of Orthobiologics Business
Schedules of assets and liabilities, financial results and cash flow reconciliation of the discontinued operations

The following tables shows the assets and liabilities of the discontinued operations:

	Year Ended December 31,
	2022	2021
Carrying amounts of the major classes of assets included in discontinued operations:
Accounts receivable, net	$3,056	$2,638
Inventory	5,812	6,768
Prepaid expenses and other current assets	628	667
Total current assets	9,496	10,073
Property and equipment, net	1,158	986
Operating lease right-of-use assets and other	1,350	—
Total non-current assets	2,508	986
Total assets of discontinued operations	$12,004	$11,059

Carrying amounts of the major classes of liabilities included in discontinued operations:
Accounts payable	$954	$971
Accrued expenses and other current liabilities	1,273	1,383
Payables to tissue suppliers	2,252	2,122
Current operating lease liabilities	450	—
Total current liabilities	4,929	4,476
Long-term operating lease liabilities	956	—
Total liabilities of discontinued operations	$5,885	$4,476

The following table shows the financial results of the discontinued operations:

	As of December 31,
	2022	2021
Net sales	$25,338	$26,934
Cost of goods sold	17,755	17,192
Gross profit	7,583	9,742
Sales and marketing	2,345	2,170
General and administrative	576	563
Research and development	1,213	1,512
Total operating expenses	4,134	4,245
Interest Expense	164	—
Net income (loss)	$3,285	5,497

Total operating and investing cash flows of discontinued operations for the nine months ended September 30, 2023 and 2022 are comprised of the following:

	Twelve Months Ended
	December 31,
	2022	2021
Significant operating non-cash reconciliation items
Depreciation	$167	$120
Stock-based compensation	144	148
Changes in operating assets and liabilities:
Accounts receivable	(417)	1,832
Inventory	956	(1,048)
Prepaid expenses and other	39	(636)
Accounts payable and accrued expenses and other current liabilities	(127)	725
Obligations to tissue suppliers	130	305

Significant investing items
Expenditures for property, plant and equipment	378	255